Financial instruments (Details 6) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Amortized Cost	[1]	$ 68,934	$ 77,214
Fair Value		25,135	30,607
Due within 1 year [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		0	0
Fair Value		0	0
After 1 year but within 5 years [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		16,962	17,656
Fair Value		16,733	16,994
After 5 years but within 10 years [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		0	13,736
Fair Value		0	13,613
Total Maturities [Member]
Disclosure of financial instruments [Line Items]
Amortized Cost		16,962	31,392
Fair Value		$ 16,733	$ 30,607

[1]	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.